Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of operating segments [line items]
Profit for the period	€ 70.3	€ 77.6	€ 175.7	€ 168.0
Taxation	16.7	18.8	40.9	39.4
Net financing costs	35.4	2.0	78.9	66.3
Depreciation & amortization	25.1	23.2	71.4	68.8
Exceptional items	€ 14.3	€ 13.5	€ 50.2	€ 54.1
Key management personnel of entity or parent
Disclosure of operating segments [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)	72,319	36,000	52,978	36,000
Material reconciling items
Disclosure of operating segments [line items]
Exceptional items	€ 14.3	€ 13.5	€ 50.2	€ 54.1
Other add-backs	4.5	4.6	10.9	21.8
Adjusted EBITDA	€ 166.3	€ 139.7	€ 428.0	€ 418.4